COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
Material income and expense [abstract]
COSTS AND EXPENSES BY NATURE	COSTS AND EXPENSES BY NATURE
(a)Costs and operating expenses
The main operating costs and administrative expenses are detailed below:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Aircraft fuel	(3,970,077)	(3,947,220)	(3,882,505)
Other rentals and landing fees	(1,470,057)	(1,322,795)	(1,036,158)
Aircraft maintenance	(815,916)	(601,804)	(582,848)
Aircraft rental (*)	(4,164)	(91,876)	(202,845)
Commissions	(230,127)	(244,160)	(167,035)
Passenger services	(331,918)	(271,838)	(184,357)
Other operating expenses	(1,448,052)	(1,351,571)	(1,136,490)
Total	(8,270,311)	(7,831,264)	(7,192,238)
(*)Aircraft Lease Contracts include lease payments based on Power by the Hour (PBH) at the beginning of the contract and fixed-rent payments later on. For these contracts that contain an initial period based on PBH and then a fixed amount, a right of use asset and a lease liability was recognized at the date of modification of the contract. These amounts continue to be amortized over the contract term on a straight-line basis starting from the modification date of the contract. Therefore, as a result of the application of the lease accounting policy, the expenses for the year include both the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets (included in the Depreciation line included in b) below) and interest from the lease liability (included in Lease Liabilities letter c) below)

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Payments for leases of low-value assets	(18,555)	(16,632)	(17,959)
Total	(18,555)	(16,632)	(17,959)
(b)Depreciation and amortization
Depreciation and amortization are detailed below:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Depreciation (*)	(1,375,101)	(1,151,015)	(1,125,154)
Amortization	(72,555)	(54,358)	(54,358)
Total	(1,447,656)	(1,205,373)	(1,179,512)
(*)Included within this amount is the depreciation of the Property, plant and equipment (See Note 16 (a)) and the maintenance of the aircraft recognized as right of use assets. The maintenance cost amount included in the depreciation line for the year ended December 31, 2024 is ThUS$668,936 (ThUS$565,384 for the same year in December 31, 2023 and ThUS$ 463,306 in December 31, 2022).
(c)Financial costs
The detail of financial costs is as follows:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Bank loan interests	(452,778)	(400,052)	(714,310)
Financial leases	(49,809)	(58,011)	(45,384)
Lease liabilities	(318,267)	(224,824)	(152,132)
Other financial expenses	(61,096)	(15,344)	(30,577)
Total	(881,950)	(698,231)	(942,403)
Costs and expenses by nature presented in this note plus the Employee expenses disclosed in Note 22, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.
(d)Gains (losses) from restructuring activities
Gains (losses) from restructuring activities are detailed below:

	For the year ended at December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Renegotiation of fleet contracts	—	—	(483,068)
Legal advice	—	—	(323,204)
Employee restructuring plan	—	—	(80,407)
Rejection of IT contracts	—	—	(2,586)
Gains resulting from the settlement of Chapter 11 claims (*)	—	—	2,550,306
Others	—	—	18,893
Total	—	—	1,679,934
(*)See Note 24 (g)

The Company did not recorded gains/(losses) restructuring activities during 2024 and 2023.
(e)Financial income
Financial income is detailed below:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Financial claims (*)	—	—	491,326
Gains resulting from the settlement of Chapter 11 claims (**)	—	—	420,436
Finance lease rate change effect	—	—	49,824
Other miscellaneous income	142,411	125,356	90,709
Total	142,411	125,356	1,052,295
(*)See Note 34 (a.4.)
(**)See Note 24 (g)
(f)Other gains (losses)
Other gains (losses) are detailed below:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Adjustment net realizable value fleet available for sale	—	(39,163)	(345,410)
Other	(36,223)	(51,880)	(1,667)
Total	(36,223)	(91,043)	(347,077)